Income tax benefit/(expense) (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes paid (refund) [abstract]
Disclosure of major components of tax expense (income)
Income tax income/(expense) is comprised of current and deferred tax.

	Year ended December 31,
in € thousand	2025	2024	2023
CURRENT TAX
Current income tax charge	(502)	(2,595)	(931)
Adjustments in respect of current income tax of previous year	93	(119)	(175)
DEFERRED TAX
Relating to origination and reversal of temporary differences	(664)	1,953	(1,695)
INCOME TAX BENEFIT/(EXPENSE)	(1,073)	(761)	(2,800)

Disclosure of reconciliation of income tax expense
The tax on the Group’s loss before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated companies as follows:

	Year ended December 31,
in € thousand	2025	2024	2023
PROFIT/(LOSS) BEFORE TAX	(114,119)	(11,486)	(98,629)
Tax calculated at domestic tax rates applicable to profits in the respective countries	26,212	2,953	23,400
Income not subject to tax (mainly R&D tax credit)	1,517	3,630	190
Expenses not deductible for tax purposes	(4,417)	(3,391)	(1,902)
Deferred tax asset not recognized	(24,977)	(3,896)	(23,360)
Utilization of previously unrecognized tax losses	246	172	(1,593)
Income tax credit/withholding tax/other adjustments	258	168	553
Effect of change in applicable tax rate	(12)	(34)	(160)
Exchange differences	7	(244)	(25)
Income tax of prior years	93	(119)	98
Minimum income tax	(1)	—	(2)
INCOME TAX BENEFIT/(EXPENSE)	(1,073)	(761)	(2,800)
Effective income tax rate	—	—	—

Disclosure of reconciliation of deferred income tax
The gross movement on the deferred income tax account was as follows:

	Year ended December 31,
in € thousand	2025	2024	2023
BEGINNING OF THE YEAR	5,443	2,954	4,943
Exchange differences	(836)	536	(294)
Income statement charge / (credit)	(664)	1,953	(1,695)
END OF THE YEAR	3,943	5,443	2,954

Disclosure of deferred tax assets and liabilities by balance sheet items
The deferred tax assets and liabilities are allocable to the various balance sheet items as follows:

	Year ended December 31,
in € thousand	2025	2024	2023
DEFERRED TAX ASSET FROM
Tax losses carried forward	212,876	200,153	207,858
Fixed assets	1,339	1,444	1,765
Inventory	3,567	7,325	4,388
Borrowings and accrued interest	20,824	9,909	4,722
Provision	1,793	1,564	1,501
Other items	861	318	217
Non-recognition of deferred tax assets	(227,620)	(201,356)	(204,529)
TOTAL DEFERRED TAX ASSETS	13,639	19,357	15,921
DEFERRED TAX LIABILITY FROM
Fixed assets	(4,522)	(6,963)	(6,364)
Intangible assets	(3,793)	(5,517)	(5,157)
Other items	(1,382)	(1,435)	(1,446)
TOTAL DEFERRED TAX LIABILITY	(9,697)	(13,915)	(12,967)
DEFERRED TAX, NET	3,943	5,443	2,954